Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Raw materials	$7,118,820	$5,687,671
Work in process	1,490,520	916,997
Finished goods	611,020	546,208
Inventory valuation allowance	(383,545)	(94,417)
Total	$8,836,815	$7,056,459

The inventory valuation allowance recognized for the year ended December 31, 2024 and 2023 was $0 and $81,621, respectively. There were no write-offs for the years ended December 31, 2024, 2023, and 2022.